Earnings/(loss) per share - basic and diluted (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings/(loss) per share - basic and diluted [Abstract]
Number of share options, RSUs and warrants outstanding (in shares)	40,898,377	29,615,620	32,023,535